Share-based Compensation - Schedule of fair value of stock options and Restricted stock units granted (Details)	12 Months Ended
	Jul. 31, 2020 Year $ / shares	Jul. 31, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (weighted average)	$ 6.51	$ 5.99
Stock price (weighted average)	$ 6.61	$ 6.11
Risk-free interest rate (weighted average)	1.79%	2.11%
Expected life (years) of options (weighted average) | Year	5	5
Expected annualized volatility (weighted average)	75.00%	69.00%